Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,609	$ 4,402
Less: accumulated depreciation	(2,994)	(1,968)
Property and equipment, net	3,615	2,434	1,078
Depreciation expense for property and equipment	1,223	644	465
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,118	1,991
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,103	1,034
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	548	344
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,790	983
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50	$ 50